OPERATING LEASE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Leases [Abstract]
Schedule of Maturity of Operating Lease Liability

2021	$209,034
2022	427,484
2023	440,308
2024	110,888
Total minimum lease payments	1,187,714
Discount	(221,887)
Operating lease liability	$965,827

2021	$415,033
2022	427,484
2023	440,308
2024	110,884
Total minimum lease payments	1,393,709
Discount	(300,032)
Operating lease liability	$1,093,677